Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

Lease Agreement

In March 2015, the Company entered into a non-cancelable facility lease agreement for an office facility in Palo Alto, California. The lease commenced on April 1, 2015 and expires 36 months after the commencement date. The lease has one two-year renewal option prior to expiration and includes rent escalation clauses through the lease term. Scheduled rent increases are recognized as deferred rent and are amortized on a straight-line basis over the term of the lease. The Company has provided a security deposit of $20,724 as collateral for the lease, which is included in other assets in the Company’s consolidated balance sheet as of December 31, 2015.

In December 2015, the Company entered into a sublease agreement for an office facility in Palo Alto, California. The sublease commenced on January 26, 2016 and expires on March 30, 2017. The Company provided a security deposit of $16,116 as collateral for the sublease, which is included in other assets in the Company’s consolidated balance sheet as of December 31, 2015.

Future aggregate minimum lease payments under the non-cancelable operating leases are as follows:

Year ending December 31,	Amounts
2016	$275,566
2017	162,438
2018	28,732

Total	$466,736

Rent expense was $136,385, $42,000 and $42,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

Contract Manufacturing Arrangement

In September 2015, the Company began using a contract manufacturing organization for the production of its clinical trial materials and issued a non-cancelable purchase order to the contract manufacturer for $1.8 million. The Company has paid $595,825 of this commitment in November 2015, which is included in prepaid expense and other current assets in the Company’s consolidated balance sheet as of December 31, 2015, with the remaining balance to be paid within 30 days upon delivery of the materials. The materials were delivered in January 2016.